Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Income (Loss)	$ 2,305.6	$ 2,488.1	$ 2,196.7
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	81.4	250.5	6.9
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(10.4)	(8.1)	(7.0)
Pension and OPEB Funded Status, Net of Tax	(155.4)	27.5	62.7
Reclassifications of KPCo Pension and OPEB Regulatory Assets, Net of Tax	(16.7)	0.0	0.0
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(101.1)	269.9	62.6
TOTAL COMPREHENSIVE INCOME (LOSS)	2,204.5	2,758.0	2,259.3
Total Comprehensive Income Attributable to Noncontrolling Interest	(1.6)	0.0	(3.4)
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	2,206.1	2,758.0	2,262.7
Cash Flow Hedges, Tax	21.6	66.6	1.8
Amortization of Pension and OPEB Deferred Costs, Tax	(2.8)	(2.2)	(1.9)
Pension and OPEB Funded Status, Tax	(41.3)	7.3	16.7
Reclassifications of KPCo Pension and OPEB Regulatory Assets, Tax	(4.4)	0.0	0.0
AEP Texas Inc. [Member]
Net Income (Loss)	307.9	289.8	241.0
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	1.0	1.0	1.1
Amortization of Pension and OPEB Deferred Costs, Net of Tax	0.1	0.2	0.2
Pension and OPEB Funded Status, Net of Tax	(3.2)	1.2	2.6
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(2.1)	2.4	3.9
TOTAL COMPREHENSIVE INCOME (LOSS)	305.8	292.2	244.9
Cash Flow Hedges, Tax	0.3	0.3	0.3
Amortization of Pension and OPEB Deferred Costs, Tax	0.0	0.0	0.0
Pension and OPEB Funded Status, Tax	(0.9)	0.3	0.7
AEP Transmission Co [Member]
Net Income (Loss)	594.2	591.7	423.4
Appalachian Power Co [Member]
Net Income (Loss)	394.2	348.9	369.7
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(0.8)	8.3	(1.7)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(4.3)	(4.2)	(3.8)
Pension and OPEB Funded Status, Net of Tax	(24.1)	13.1	7.7
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(29.2)	17.2	2.2
TOTAL COMPREHENSIVE INCOME (LOSS)	365.0	366.1	371.9
Cash Flow Hedges, Tax	(0.2)	2.2	(0.5)
Amortization of Pension and OPEB Deferred Costs, Tax	(1.1)	(1.1)	(1.0)
Pension and OPEB Funded Status, Tax	(6.4)	3.5	2.0
Indiana Michigan Power Co [Member]
Net Income (Loss)	324.7	279.8	284.8
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	1.6	1.6	1.6
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(0.3)	(0.1)	(0.1)
Pension and OPEB Funded Status, Net of Tax	(0.3)	4.2	3.1
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	1.0	5.7	4.6
TOTAL COMPREHENSIVE INCOME (LOSS)	325.7	285.5	289.4
Cash Flow Hedges, Tax	0.4	0.4	0.4
Amortization of Pension and OPEB Deferred Costs, Tax	(0.1)	0.0	0.0
Pension and OPEB Funded Status, Tax	(0.1)	1.1	0.8
Ohio Power Co [Member]
Net Income (Loss)	287.8	253.6	271.4
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	0.0	0.0	0.0
TOTAL COMPREHENSIVE INCOME (LOSS)	287.8	253.6	271.4
Cash Flow Hedges, Tax	0.0	0.0	0.0
Public Service Co Of Oklahoma [Member]
Net Income (Loss)	167.6	141.1	123.0
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	1.3	(0.1)	(1.0)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	1.3	(0.1)	(1.0)
TOTAL COMPREHENSIVE INCOME (LOSS)	168.9	141.0	122.0
Cash Flow Hedges, Tax	0.3	0.0	(0.3)
Southwestern Electric Power Co [Member]
Net Income (Loss)	294.3	242.1	183.7
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(0.1)	1.5	1.5
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(1.6)	(1.6)	(1.5)
Pension and OPEB Funded Status, Net of Tax	(9.2)	4.9	3.2
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(10.9)	4.8	3.2
TOTAL COMPREHENSIVE INCOME (LOSS)	283.4	246.9	186.9
Total Comprehensive Income Attributable to Noncontrolling Interest	4.2	3.1	2.9
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	279.2	243.8	184.0
Cash Flow Hedges, Tax	0.0	0.4	0.4
Amortization of Pension and OPEB Deferred Costs, Tax	(0.4)	(0.4)	(0.4)
Pension and OPEB Funded Status, Tax	$ (2.5)	$ 1.3	$ 0.9